DEPOSITS, PREPAIDS AND OTHER ASSETS	12 Months Ended
Mar. 31, 2026
Subclassifications of assets, liabilities and equities [abstract]
DEPOSITS, PREPAIDS AND OTHER ASSETS	DEPOSITS, PREPAIDS AND OTHER ASSETS

As at	March 31 2026	March 31 2025
Prepaid assets	$40,571	$41,208
Restricted cash (i)	623	784
Supplier deposits (ii)	24,507	33,429
Investment tax credits receivable	23,448	24,463
Current portion of cross-currency interest rate swap instrument	—	2,597
Forward foreign exchange contracts	5,724	1,698
	$94,873	$104,179

(i) Restricted cash primarily consists of a pledged account for post-employment benefit payments.
(ii) As at March 31, 2026, the long-term portion of deposits was $3,710 (March 31, 2025 - $4,992), which is recorded in long-term deposits in the consolidated statements of financial position.